Provisions	12 Months Ended
Dec. 31, 2024
Provisions
Provisions

24.            PROVISIONS

Company and its subsidiaries are involved in certain legal and administrative proceedings at various courts and government bodies, arising in the normal course of business, regarding employment-law, civil, tax, environmental and regulatory matters, and other issues.

Company and its subsidiaries recorded provisions for contingencies in relation to the legal actions in which, based on the assessment of the Company’s management and supported from its legal advisors, the chances of loss are assessed as ‘probable’ (i.e. an outflow of funds to settle the obligation will be necessary), as follows:

	Labor	Civil		Tax	Regulatory	Others	Total
		Costumer relations	Other civil actions
Balance on December 31, 2021	404	33	38	1,295	48	71	1,889
Additions	124	44	14	332	12	57	583
Reversals	(26)	-	(3)	(150)	(5)	(57)	(241)
Settled	(87)	(35)	(13)	(3)	(7)	(57)	(202)
Balance on December 31, 2022	415	42	36	1,474	48	14	2,029
Additions	146	65	24	147	9	18	409
Reversals	(26)	(10)	(1)	(2)	-	(10)	(49)
Settled	(103)	(52)	(19)	(1)	(4)	(10)	(189)
Balance on December 31, 2023	432	45	40	1,618	53	12	2,200
Additions	194	178	43	45	6	42	508
Reversals	(17)	-	-	(576)	(1)	(4)	(598)
Settled	(142)	(72)	(21)	(5)	(1)	(16)	(257)
Balance on December 31, 2024	467	151	62	1,082	57	34	1,853

There are lawsuits whose expected loss is considered possible, since the Company's and its subsidiaries' legal advisors, as follows:

	Possible loss
	Dec. 31, 2024	Dec. 31, 2023
Labor	1,042	1,363
Civil
Costumer relations	743	346
Other civil actions	637	613
	1,380	959

Tax	3,329	2,474
Regulatory	3,595	3,145
Others	2,114	1,840
Total	11,460	9,781

The Company and its subsidiaries’ management, in view of the extended period and the Brazilian judiciary, tax and regulatory systems, believes that it is not practical to provide information that would be useful to the users of this financial statements in relation to the timing of any cash outflows, or any possibility of reimbursements.

The Company and its subsidiaries believe that any disbursements in excess of the amounts provisioned, when the respective claims are completed, will not significantly affect the Company and its subsidiaries’ result of operations or financial position.

The main provisions and contingent liabilities are provided below, with the best estimation of expected future disbursements for these contingencies.

Tax

Company and its subsidiaries are involved in numerous administrative and judicial claims actions relating to taxes, including, among other matters, subjects relating to the Urban Property Tax (Imposto sobre a Propriedade Territorial Urbana, or IPTU); the Rural Property Tax (ITR); the Tax on Donations and Legacies (ITCD); the Social Integration Program (Programa de Integração Social, or PIS); the Contribution to Finance Social Security (Contribuição para o Financiamento da Seguridade Social, or Cofins); Corporate Income tax (Imposto de Renda Pessoa Jurídica, or IRPJ); the Social Contribution (Contribuição Social sobre o Lucro Líquido, or CSLL); and motions to tax enforcement. The aggregate amount of this contingency is R$469 (R$368 on December 31, 2023), of which R$6 (R$24 on December 31, 2023) has been recorded - the amount estimated as probably necessary for settlement of these disputes.

In addition to the issues above the Company is involved in various proceedings on the applicability of the IPTU Urban Land Tax to real estate properties that are in use for providing public services. The aggregate amount of the contingency is approximately R$190 (R$186 on December 31, 2023). Of this total, R$3 has been recognized (R$2 on December 31, 2023) - this being the amount estimated as probable necessary for settlement of these disputes. The Company has been successful in its efforts to have its IPTU tax liability suspended, winning judgments in favor in some cases.

Social Security contributions on income sharing payments

The Brazilian tax authority (Receita Federal) has filed administrative and court proceedings against the Company, relating to social security contributions on the payment of income sharing to its employees over the period 1999 to 2016, alleging that the Company did not comply with the requirements of Law 10,101/2000 on the argument that it did not previously establish clear and objective rules for the distribution of these amounts. In August 2019, the Regional Federal Court of the First Region published a decision against the Company on this issue. As a result the Company, based on the opinion of its legal advisers, reassessed the probability of loss from ‘possible’ to ‘probable’ for some portions paid as income-sharing amounts, maintaining the classification of the chance of loss as 'possible' for the other portions, since it believes that it has arguments on the merit for defense and/or because it believes that the amounts questioned are already within the period of limitation.

In May 2024, the 4th Federal Court published judgment in favor of the Company, on the merits, in an application to annul execution of a tax judgment relating to applicability of social security contributions to profit sharing payments. This decision determined cancellation of the tax claim and extinction of the tax execution. Due to the material scale of the amount involved in this case, the Company considered this event as legally sufficient indication for reassessing the chances of financial loss in the legal actions that have received favorable judgments at first instance, from “probable” to “possible”. This resulted in a reversal of provisions totaling R$584, in the second quarter of 2024. For the other cases related to social security contributions on profit shares, the assessments of the chance of financial loss were maintained as ‘probable’, and thus the related provisions were also maintained.

The amount of the contingencies is R$1,889 (R$1,803 on December 31, 2023), of which R$926 (R$1,449 on December 31, 2023) has been provisioned, this being the probable estimate of funds to settle these disputes.

Real Estate Transmission Tax (ITBI)

The Company and its subsidiaries are parties in tax claims issued by the Municipality of Belo Horizonte for the collection of the ITBI tax on transfer of real estate properties from the holding company to its wholly-owned subsidiaries, at the moment of ‘unbundling’ of the industry. Although transfer of real estate as value to subscribe capital is exempt from tax, ITBI is being demanded on the difference between the accounting value and the ‘venal’ (officially registered) value of the real estate, based on the decision of the Federal Supreme Court, in Special Appeal (RE) No. 796,376 – Topic 796 of General Application of Precedent (Repercussão Geral). The amount of the contingency is approximately R$51 on December 31, 2024, and the chance of loss has been assessed as ‘possible’.

Indemnity of employees’ future benefit (the ‘Anuênio’)

In 2006 the Company paid an indemnity to its employees, totaling R$178, in exchange for rights to future payments (referred to as the Anuênio) for time of service, which would otherwise be incorporated, in the future, into salaries. The Company did not pay income tax nor Social Security contributions in relation to these amounts because it believed that amounts paid as indemnity are not taxable. However, given the possibility of dispute and to avoid risk of future penalty payments, The Company filed legal actions for recognition of the right of non-taxation on these Anuênio payments, making separate submissions and argument in relation to (a) income tax and (b) the social security contribution, in the aggregate historic amount of R$122, which is considered sufficient for payment of the lawsuit.

In the action relating to applicability of the social security contribution, a court judgment was given that impedes consideration of an appeal to the Federal Supreme Court - thus consideration by the Higher Appeal Court remains. Additionally, in October 2022, a judgment was published refusing to recognize the Special Appeal filed by the Company, reducing the chances of success in the action. As a result, the assessment of the chances of loss in this action were altered from ‘possible’ to ‘probable’, and a provision made for the amount deposited in escrow.

The chances of loss in the action relating to applicability of income tax on the amounts of the anuênios, due to its current phase of procedure, have been maintained as ‘possible’. The amount of the contingency is R$332 (R$319 on December 31, 2023), of which R$148 (R$142 on December 31, 2023) has been provisioned.

Lack of approval to offset tax credit

The federal tax authority did not approve the Company’s offset in corporate income tax returns, of carryforwards and undue or excess payment of federal taxes - IRPJ, CSLL, PIS/Pasep and Cofins - identified by official tax deposit receipts (‘DARFs’ and ‘DCTFs’). The Company is contesting the lack of approval of compensated amounts. The amount of the contingency is R$229 (R$148 on December 31, 2023), of which R$1 was provisioned since the relevant requirements of the National Tax Code (CTN) have been complied with.

Social Security contributions

The Brazilian federal tax authority (Secretaria da Receita Federal, or ‘SRF’) has filed administrative proceedings related to various matters: employee income sharing; the Workers’ Food Program (Programa de Alimentação do Trabalhador, or ‘PAT’); education benefit; food benefit; Special Additional Retirement payment; overtime payments; hazardous occupation payments; matters related to Sest/Senat (transport workers’ support programs) and fines for non-compliance with accessory obligations. The Company has presented defenses and await judgment. The amount of the contingency is R$159 (R$148 on December 31, 2023). Management has classified the chance of loss as ‘possible’, also taking into account assessment of the chance of loss in the judicial sphere, (the claims mentioned are in the administrative sphere), based on the evaluation of the claims and the related case law.

Income tax withheld on capital gain in a shareholding transaction

The federal tax authority issued a tax assessment against CEMIG as a jointly responsible party with its jointly controlled entity Parati S.A. Participações em Ativos de Energia Elétrica (Parati), relating to withholding income tax (Imposto de Renda Retido na Fonte, or IRRF) allegedly applicable to returns paid by reason of a capital gain in a shareholding transaction relating to the purchase by Parati, and sale, by Enlighted, at July 7, 2011, of 100.00% of the equity interests in Luce LLC (a company with head office in Delaware, USA), holder of 75.00% of the shares in the Luce Brasil equity investment fund (FIP Luce), which was indirect holder, through Luce Empreendimentos e Participações S.A., of 13.03% of the total and voting shares of Light S.A. (Light). The amount of the contingency is R$289 (R$274 on December 31, 2023), and the loss has been assessed as ‘possible’.

The social contribution tax on net income (CSLL)

The federal tax authority issued a tax assessment against the Company for the years of 2008 and 2018, alleging undue non-addition, or deduction, of amounts relating to the following items in calculating the social contribution tax on net income: (i) taxes with liability suspended; (ii) donations and sponsorship (Law 8,313/91); (iii) fines for various alleged infringements; iv) amortization of goodwill; and v) technological innovation expenses. The amount of this contingency is R$508 (R$587 on December 31, 2023). The Company has evaluated the tax treatments adopted, which are susceptible to questioning by the tax authorities, and has concluded that it is more likely than not that they will be accepted by the tax authority.

ICMS (local state value added tax)

From December 2019 to March 2022, the Tax Authority of Minas Gerais State issued infraction notices against the subsidiary Gasmig, in the total amount of R$357, relating to reduction of the calculation base of ICMS tax in the sale of natural gas to its customers over the period from December 1, 2014 to September 30, 2021, alleging a divergence between the form of calculation used by Gasmig and the opinion of that tax authority, The claims comprises principal amount of R$124, penalty payments of R$201 and interest of R$32. In July 2021, Gasmig filed a lawsuit for annulment of a tax debit, against the State of Minas Gerais, and this proceeding suspended the tax claim referred to above.

Considering that the State of Minas Gerais, over a period of more than 25 years, has never made any allegations against the methodology of calculation by the Company, Management and Company’s legal advisors, believe that there is a defense under Article 100, III of the National Tax Code, which removes claims for penalties and interest; and that the contingency for loss related to these amounts is ‘remote’, In relation to the argument on the difference between the amount of ICMS tax calculated by Gasmig and the new interpretation by the state tax authority, the probability of loss was considered ‘possible’. On December 31, 2024, the amount of the contingency for the period relating to the rules on expiry by limitation of time is R$261 (R$223 on December 31, 2023).

Interest on Equity

The Company filed an application for mandamus, with interim relief, requesting the right to deduct, from the basis of calculation of corporate income tax and Social Contribution tax, the expense relating to payment of Interest on Equity in 4Q20 calculated on the basis of prior periods (the first and second quarters of 2020), and for cancellation of the demand for new supposed credits of corporate income tax and the Social Contribution relating to the amount that was not paid as a result of the deduction of the said financial expense, with application of fines.

Additionally, a judicial deposit was made in the amount of R$88 (R$82 on December 31, 2023). The amount of the contingencies in this case is R$80 (R$74 on December 31, 2023). The Company has evaluated the tax treatments adopted and has concluded that it is more likely than not that they will be accepted by the tax authority.

Reversal of credits in calculation of PIS/ Pasep and Cofins taxes

The Brazilian tax authority issued, in August 2021, two infringement notices relating to calculation of the PIS/Pasep and Cofins taxes, from August 2016 to December 2017, alleging insufficiency of payment of these contributions due to supposed undue credits deduction of the expenses on the Proinfa charge, and absence of reversal of the credits related to non-technical losses. The Company is contesting these infringement notices. The amount of the contingency is R$216 (R$200 on December 31, 2023) and the Company has classified the chances of loss as ‘possible’, due to the scarcity of case law on the subject.

Labor claims

Company and its subsidiaries are involved in various legal claims filed by its employees and by employees of service providing companies. Most of these claims relate to overtime and additional pay, severance payments, various benefits, salary adjustments and the effects of such items on a supplementary retirement plan. In addition to these actions, there are other relating, complementary additions to or re-calculation of retirement pension payments by Forluz, and salary adjustments.

The aggregate amount of the contingency is R$1,509 (R$1,795 on December 31, 2023), of which R$467 (R$432 on December 31, 2023) has been recorded - the amount estimated as probably necessary for settlement of these disputes.

Civil

Customers claims

The Company is involved in various civil actions relating to indemnity for personal injury and for material damages, arising, principally, from allegations of irregularity in measurement of consumption, and claims of undue charging, in the normal course of business, totaling R$492 (R$287 on December 31, 2023), of which R$94 (R$45 on December 31, 2023) has been recorded - this being the probable estimate for funds needed to settle these disputes.

Relations with large consumers – Power purchasing agreement

In June 2024, the chances of financial loss were revised from ‘possible’ to ‘probable’ in an ordinary legal action against the Cemig GT calling for annulment of a purchase clause in a Free Market trading contract, with repayment of the amounts the plaintiff had paid. In addition, the application to reduce the amount of the penalty payment, and to remove the application of ‘spread’ in the calculation of the debt was granted in part. The amount of the obligation, recalculated after the decision, is R$57 on December 31, 2024.

Provision of electricity supply services

A class action (‘Civil Public Action” – Ação Civil Pública) was filed jointly by the State and Federal Public Attorneys, against the Company and Aneel, requiring, for the municipality of Uberlândia, adjustment of consumer electricity supply service to the standards established by the legal system; avoidance of blackouts and oscillations in supply; in-person presence in supervision of transmission and distribution of electricity; and compensation for collective pain and suffering (danos morais), in the amount of R$345 (R$103 on December 31, 2023). The chances of financial loss for Cemig in this action have been assessed as ‘possible’.

Other civil proceedings

The Company is involved in various civil actions claiming indemnity for personal and material damages, among other, arising from incidents occurred in the normal course of business, in the amount of R$698 (R$653 on December 31, 2023), of which R$62 (R$40 on December 31, 2023) has been recorded - the amount estimated as probably necessary for settlement of these disputes.

Regulatory

The Company is involved in numerous administrative and judicial proceedings, challenging, principally: (i) tariff charges in invoices for use of the distribution system by a self-producer; and (ii) alleged violation of targets for continuity indicators in retail supply of energy. The aggregate amount of the contingency is approximately R$637 (R$589 on December 31, 2023), of which R$29 (R$26 on December 31, 2023) has been recorded as provision - the amount estimated as probably necessary for settlement of these disputes.

Tariff increase – The Cruzado Plan

The Company and its subsidiaries are defendants in actions challenging the tariff increase authorized by Ministerial Orders DNAEE (Departamento Nacional de Águas e Energia Elétrica) 38/86 and 45/86, which took place during the Federal Government’s economic stabilization plan called the ‘Cruzado Plan’, in 1986. The plaintiffs demand restitution of excess amounts allegedly paid in the period in question, since the Supreme Court's defining judgment on Theme 319 decided the increase in tariffs was unlawful. Currently, most of the actions on this issue are at the phase of calculation of amounts to be repaid. In view of this, the amount of the contingency is estimated at R$67 (R$66 on December 31, 2023), of which R$27 (R$26 on December 31, 2023) has been provisioned.

Public Lighting Contribution (CIP)

CEMIG and CEMIG D are defendants in several public civil claims (class actions) requesting nullity of the clause in the Electricity Supply Contracts for public illumination signed between the Company and the various municipalities of its concession area, and restitution by the Company of the difference representing the amounts charged in the last 20 years, in the event that the courts recognize that these amounts were unduly charged. The actions are grounded on a supposed error by CEMIG in the estimation of the period of time that was used in calculation of the consumption of energy for public illumination, funded by the Public Lighting Contribution (Contribuição para Iluminação Pública, or ‘CIP’).

The Company believes it has arguments of merit for defense in these claims, including a partial favorable decision. As a result, it has not constituted a provision for this action, the amount of which is estimated at R$1,672 (R$1,582 on December 31, 2023). The Company has assessed the probability of loss in this action as ‘possible’, due to the Customer Defense Code (Código de Defesa do Consumidor, or ‘CDC’) not being applicable, because the matter is governed by the specific regulation of the electricity sector, and because CEMIG complied with Aneel Resolutions 414 and 456, which deal with the subject.

Accounting of energy sale transactions in the Power Trading Chamber (CCEE)

In a claim dating from August 2002, AES Sul Distribuidora challenged in the court the criteria for accounting of energy sale transactions in the wholesale energy market (Mercado Atacadista de Energia, or ‘MAE’) (predecessor of the present Power Exchange Chamber - Câmara de Comercialização de Energia Elétrica, or ‘CCEE’), during the period of rationing. It obtained a favorable interim judgment on February 2006, which ordered the grantor (Aneel), working with the CCEE, to comply with the claim by AES Sul and recalculate the settlement of the transactions during the rationing period, not considering the grantor (Aneel) Dispatch 288 of 2002.

This should take effect in the CCEE as from November 2008, resulting in an additional disbursement for CEMIG GT, related to the expense on purchase of energy in the spot market on the CCEE, in the amount of R$681 (R$594 on December 31, 2023). On November 9, 2008 CEMIG GT obtained an interim decision in the Regional Federal Appeal Court (Tribunal Regional Federal, or TRF) suspending the obligatory nature of the requirement to pay into court the amount that would have been owed under the Special Financial Settlement made by the CCEE, Cemig GT has classified the chance of loss as ‘possible’, since this action deals with the General Agreement for the Electricity Sector, in which the Company has the full documentation to support its arguments.

Energy billing dispute

During 2022, one of the Company's clients filed an arbitration proceeding requesting changes in contractual clauses and questioning the incidence of certain taxes on its electricity bills. In September 2022, the Company was duly notified of the court decision that granted the injunction request, which determined that the Company should start billing the energy supply contract according to the request. After the arbitration procedure was initiated and the parties were heard, in January 2023, the Court revoked the previous decision and determined the reestablishment of the contractual billing system, as well as the payment of the unbilled amounts due to the injunction initially granted in favor of this customer.

The arbitration proceeding is still in progress, in which this client is questioning the points informed above. If the arbitration decision grants the client's request, the Company will have to refund the difference between the contracted amounts and the adjustments demanded, which amounted to R$275 (R$234 on December 31, 2023). Management, based on the opinion of its legal advisors, classified the probability of loss as possible.

Administrative penalty

The Company and its subsidiary filed an action for annulment of the administrative act, with request for injunctive relief, against the National Electric Energy Agency (Aneel), for cancellation of the punishments, warnings and fines, in the historic amount of R$26, arising from Infringement Notice 076/2013 – SEF/Aneel. The amount of the contingency is R$156 (R$132 on December 31, 2023). The chance of loss has been assessed as ‘possible’. The case is awaiting judgment by the court.

Arbitration proceedings

The Company is defendant in an arbitration proceeding relating to a dispute on a power purchasing agreement in the Free Market. Among the points in dispute are the form of billing, invoices in arrears and whether the contract remains in force. If the contract is ruled to be no longer in force, there will be investigation of who gave rise to its cancellation. The amount of the contingency is R$163 at December 31, 2024, and based on the opinion of its legal advisers the chances of loss have been assessed as “possible”.

Environmental claims

Impact arising from construction of power plants

The Public Attorneys’ Office of Minas Gerais State has filed class actions requiring the formation of a Permanent Preservation Area (APP) around the reservoir of the Capim Branco hydroelectric plant, suspension of the effects of the environmental licenses, and recovery of alleged environmental damage. In August 2024, the Company sold its equity interest in Aliança Energia to Vale S.A. on the “As is, all-included” (Porteira Fechada) basis, exempting the Company from any eventual indemnity relating to Aliança. The amount of the contingent liability in dispute was estimated at R$159 (R$149 on December 31, 2023).

Other legal actions in the normal course of business

Company and its subsidiaries are involved as plaintiff or defendant, in other less significant claims, related to the normal course of their operations including: environmental matters, removal of residents from risk areas; and indemnities for rescission of contracts, on a lesser scale, related to the normal course of its operations, with an estimated total amount of R$792 (R$511 at December 31, 2023), of which R$22 (R$13 at December 31, 2023), the amount estimated as probably necessary for settlement of these disputes.

Accounts receivable from the State of Minas Gerais

The Company has a balance receivable from the State of Minas Gerais, recognized in Non-current assets of R$13 (R$13 on December 31, 2023), relating to return of an administrative deposit made for a dispute on the criterion for inflation correction to be applied to an advance Against Future Capital Increase (‘AFAC’), made in prior years, which was the subject of a debt recognition agreement.

On June 30, 2021, the Company retained the remaining portion of dividends to be paid to State of Minas Gerais and awaits development of the issue with CPRAC (government agency).

Regarding the discussion on the merits of the criterion used in the past for AFAC’s monetary updating, if a solution is not successfully reached either through CPRAC or any legal proceedings on the merits, Management, based on assessment of legal advisors, has assessed the chances of loss as ‘possible’. The estimated amount of the contingency on September 30, 2024 was R$278.

‘Luz Para Todos’ Program

The Company is a party in disputes alleging losses suffered by third parties as a result of supposed breach of contract at the time of implementation of part of the rural electrification program known as the ‘Luz Para Todos’. The estimated amount of the contingency is approximately R$344 (R$515 on December 31, 2023). This is the possible estimate of resources to settle these disputes.

Contractual imbalance

CEMIG D is party in other disputes arising from alleged non-compliance with contracts in the normal course of business, for an estimated total of R$200 (R$246 on December 31, 2023). CEMIG D has classified the chance of loss as ‘possible’, after analysis of the case law on this subject.

Renova: Application to override corporate identity

A receivables investment fund filed an application for Override of Legal Identity (Incidente de Desconsideração da Personalidade Jurídica - IDPJ) in relation to certain companies of the Renova group, aiming to include some shareholders of Renova, including the Company and its subsidiary CEMIG GT, as defendants jointly and severally liable. The legal action was concluded in September 2024, with ratification by a judgment, following agreement between the parties. The amount of the contingent liability in dispute was estimated at R$146 (R$146 at December 31, 2023).

Clearance of residential occupation under high-voltage lines

The Company and its subsidiaries are defendants in various legal proceedings relating to: requests for socio-economic assessment, removal, resettlement and possibly future compensation in relation to reoccupation of areas degraded by occupations, especially in the municipalities of Belo Horizonte and Santa Luzia. The Company understands that it is the responsibility of municipalities to plan and organize the urban space, prepare housing policies and, consequently, to survey the situation of any families living under the Company’s lines, and resettle them. The amounts of the contingencies for these processes are based on the requests made by the Public Prosecutor. The amount of the contingent liabilities in dispute was estimated at R$223 on December 31, 2024 (R$130 on December 31, 2023), of which R$12 had been provisioned at December 31, 2024.

Volta do Rio wind farm

The Company and its subsidiary Volta do Rio are defendants in a claim presented in 2022 by the Federal Heritage Board (Secretaria de Patrimônio da União – SPU) of Ceará state, which considered that landfills, rockfill and towers for installation of the wind generation system of the Volta do Rio wind farm are located on free beach coastline. This resulted in the following penalties being applied to the Volta do Rio wind farm: (i) demolition and/or removal of buildings, and the installed equipment, if they are unable to be regularized; and (ii) a monthly fine for each square meter affected by the facilities. The Volta do Rio has presented a defense to the accusation and filed an administrative appeal. The contingency is estimated at R$311 (R$174 on December 31, 2023). The chances of loss have been assessed as ‘possible’.

Accounting policy

A provision shall be recognized when: (a) an entity has a present obligation (legal or constructive) as a result of a past event; (b) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and (c) a reliable estimate can be made of the amount of the obligation. If these conditions are not met, no provision shall be recognized.

Estimations and judgments

In relation to the contingent liability, it is a possible obligation that results from past events, the confirmation of which depends on one or more uncertain future events, which are not entirely under the control of the Company. This is an unrecognized obligation, since it is not probable that there will be a requirement to make a payment to settle the obligation, but such items are disclosed in explanatory notes. In the disclosure, a brief description is given of the nature of the contingent liability, with an indication of the uncertainties on the amount of any disbursement, or the amount of any expected reimbursement, where applicable.

Estimates are made individually; or grouped, in cases with repetition. In all cases, the criteria for risk classification involve: i) how closely the facts correspond to the related provisions of law, and to precedents/judgments in similar cases, if any; and ii) analysis of evidence and proofs, which may vary according to the nature of the matters argued in the court proceedings.

The Company reviews assessments of the chances of loss, and/or the amounts involved, in an administrative or judicial proceeding, periodically; and also in specific situations, such as: i) change in the applicable law, ii) new evidence or facts, iii) change in legal precedents, iv) results of accounting audits, v) court decisions, vi) instructions in the case, vii) change in the composition of the panel of judges, and/or viii) change of the plaintiff.